Estimated Fair Values of Canon's Financial Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Long-term debt, including current installments	¥ (7,070)	¥ (9,260)
Carrying (Reported) Amount, Fair Value Disclosure
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Long-term debt, including current installments	(7,070)	(9,260)
Foreign exchange contract assets	4,718	11,950
Foreign exchange contract liabilities	(2,610)	(913)
Estimate of Fair Value, Fair Value Disclosure
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Long-term debt, including current installments	(7,053)	(9,245)
Foreign exchange contract assets	4,718	11,950
Foreign exchange contract liabilities	¥ (2,610)	¥ (913)